Operating Leases	6 Months Ended
Jan. 31, 2022
Leases [Abstract]
OPERATING LEASES

NOTE 10 – OPERATING LEASES

The Company leases offices space under non-cancelable operating leases, with lease terms ranging between 14 months to 36 months. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the six months ended January 31, 2022 and 2021 was $271,240 and $269,386, respectively.

Effective August 1, 2019, the Company adopted the new lease accounting standard using a modified retrospective transition method, which allows the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allows the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

The following table presents the operating lease related assets and liabilities recorded on the balance sheets as of January 31, 2022 and July 31, 2021.

	January 31, 2022	July 31, 2021
	unaudited
Right-of- use assets, net	$490,724	$745,125

Operating lease liabilities, current	262,361	382,298
Operating lease liabilities, noncurrent	270,906	387,307
Total operating lease liabilities	$533,267	$769,605

The weighted average remaining lease terms and discount rates for all of operating leases from the Company’s continuing operations were as follows as of January 31, 2022 and July 31, 2021:

	January 31, 2022	July 31, 2021
	unaudited
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.80	2.08
Weighted average discount rate	4.90%	4.90%

The following is a schedule of maturities of lease liabilities as of January 31, 2022:

As of January 31, 2022
unaudited

For the six months ended July 31, 2022	$137,296
For the twelve months ended July 31, 2023	252,969
For the twelve months ended July 31, 2024 and thereafter	150,468
Total lease payments	540,733
Less: imputed interest	(7,466)
Present value of lease liabilities	$533,267